Notes on the Consolidated Balance Sheet (Details 3) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Consolidated Balance Sheet [Abstract]
Deposits	€ 2,119	€ 2,173
Other receivables and assets	1,060	337
- thereof non-current	23	21
- thereof current	3,156	2,489
Other financial assets	€ 3,179	€ 2,510